17. Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SuppliersLineItems [Line Items]
Current portion	R$ 3,986,557	R$ 3,461,081
Local Currency [Member]
SuppliersLineItems [Line Items]
Current portion	3,868,603	3,378,980
Local Currency [Member] | Suppliers of materials and services [Member]
SuppliersLineItems [Line Items]
Current portion	3,649,543	3,108,497
Local Currency [Member] | Interconnection [Member]
SuppliersLineItems [Line Items]
Current portion	155,114	181,580
Local Currency [Member] | Roaming [Member]
SuppliersLineItems [Line Items]
Current portion	1,051	3,349
Local Currency [Member] | Co-billing [Member]
SuppliersLineItems [Line Items]
Current portion	62,895	85,554
Foreign Currency [Member]
SuppliersLineItems [Line Items]
Current portion	117,954	82,101
Foreign Currency [Member] | Suppliers of materials and services [Member]
SuppliersLineItems [Line Items]
Current portion	80,869	67,511
Foreign Currency [Member] | Roaming [Member]
SuppliersLineItems [Line Items]
Current portion	R$ 37,085	R$ 14,590